Employee compensation and benefits - Movement on HSBC share option plans (Details)	12 Months Ended
	Dec. 31, 2024 shares £ / shares	Dec. 31, 2024 shares £ / shares $ / shares	Dec. 31, 2023 shares £ / shares	Dec. 31, 2023 shares $ / shares £ / shares
Employee Compensation And Benefits [Abstract]
Share options outstanding at beginning of period (in shares) | shares	83,993,678	83,993,678	115,651,000	115,651,000
Granted during the year (in shares) | shares	11,845,000	11,845,000	23,382,000	23,382,000
Exercised during the year (in shares) | shares	(16,776,000)	(16,776,000)	(49,007,000)	(49,007,000)
Expired during the year (in shares) | shares	(2,454,000)	(2,454,000)	(3,832,000)	(3,832,000)
Forfeited during the year (in shares) | shares	(1,274,000)	(1,274,000)	(2,200,000)	(2,200,000)
Share options outstanding at end of period (in shares) | shares	75,335,399	75,335,399	83,993,678	83,993,678
Of which exercisable (in shares) | shares	1,446,000	1,446,000	7,165,000	7,165,000
Weighted average remaining contractual life of outstanding share options	2 years 1 month 6 days	2 years 1 month 6 days	2 years 4 months 28 days	2 years 4 months 28 days
WAEP at beginning of period (in GBP per share) | £ / shares	£ 3.42		£ 2.89
Granted during the year (in GBP per share) | £ / shares	5.30		4.70
Exercised during the year (in GBP per share) | £ / shares	2.94		2.73
Expired during the year (in GBP per share) | £ / shares	4.20		3.78
Forfeited during the year (in GBP per share) | £ / shares	3.48		2.88
WAEP at end of period (in GBP per share) | £ / shares	3.81		3.42
Of which exercisable (in GBP per share) | £ / shares	£ 3.34	£ 3.34	£ 2.70	£ 2.70
Weighted average share price, share options granted (in dollars per share) | $ / shares		£ 1.66		£ 1.92
Weighted average share price at the date the options were exercise (in dollars per share) | $ / shares		£ 8.54		£ 7.39